Other Non-Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Non-Financial Liabilities
Vacation accruals	€ 2,488	€ 1,680
Value added tax payables	242	1,477
Payroll tax and social security	2,992	1,455
Other tax liabilities	2,992	1,455
Miscellaneous other current non-financial liabilities	338	585
Total other non-financial liabilities	€ 6,060	€ 5,197